Restatements - Schedule of Audited Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet:
Accrued liabilities and other payables			$ 4,526,670
Total Liabilities	$ 3,899,248	$ 39,303,692	38,079,214
Retained Earnings	(123,994,872)	(67,919,627)	23,248,653
Total shareholders’ equity attributable to MMTEC, INC.	14,519,157	26,603,165	118,908,006
Total liabilities and shareholders’ equity	$ 18,418,405	$ 65,906,857	156,987,220
As reported [Member]
Balance Sheet:
Accrued liabilities and other payables			1,070,270
Total Liabilities			34,622,814
Retained Earnings			26,705,053
Total shareholders’ equity attributable to MMTEC, INC.			122,364,406
Total liabilities and shareholders’ equity			156,987,220
Adjustment [Member]
Balance Sheet:
Accrued liabilities and other payables			3,456,400
Total Liabilities			3,456,400
Retained Earnings			(3,456,400)
Total shareholders’ equity attributable to MMTEC, INC.			(3,456,400)
Total liabilities and shareholders’ equity